UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                                    811-21066
                        ---------------------------------
                       Investment Company Act file number

                       TORREY U.S. STRATEGY PARTNERS, LLC
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

                           505 PARK AVENUE, 5TH FLOOR
                               NEW YORK, NY 10022
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             TORREY ASSOCIATES, LLC
                           505 PARK AVENUE, 5TH FLOOR
                               NEW YORK, NY 10022
                     --------------------------------------
                     (Name and address of agent for Service)

Registrant's telephone number, including area code: (212) 644-7800
                                                    --------------
Date of fiscal year end: 3/31/2007
                        ----------
Date of reporting period: 3/31/2007
                        -----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM  1.  REPORTS TO STOCKHOLDERS.
----------------------------------

TORREY U.S. STRATEGY PARTNERS, LLC
Financial Statements
March 31, 2007
(With Report of Independent Registered Public Accounting Firm)

TORREY U.S. STRATEGY PARTNERS, LLC
Financial Statements
March 31, 2007

Table of Contents
                                                        Page
Report of Independent Registered Public Accounting Firm	   1
Statement of Assets and Liabilities	                   2
Schedule of Investments in Investment Funds	           3
Statement of Operations	                                   4
Statements of Changes in Members' Equity - Net Assets	   5
Statement of Cash Flows	                                   6
Notes to Financial Statements	                           7

Report of Independent Registered Public Accounting Firm

The Members and Board of Managers
Torrey U.S. Strategy Partners, LLC:

We have audited the accompanying statement of assets and liabilities of Torrey U.S. Strategy Partners, LLC, a Delaware limited liability company (the Fund), including the schedule of investments in investment funds, as of March 31, 2007, and the related statements of operations and cash flows for the year then ended, the statements of changes in members' equity - net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period ended March 31, 2007, and for the period from inception (September 1, 2002) through March 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights.
Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and investment managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Torrey U.S. Strategy Partners, LLC as of March 31, 2007, and the results of its operations and its cash flows for the year then ended, the changes in members' equity - net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period ended March 31, 2007, and for the period from inception (September 1, 2002) through March 31, 2003, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Seattle, Washington
June 4, 2007

TORREY U.S. STRATEGY PARTNERS, LLC
Statement of Assets and Liabilities
March 31, 2007

Assets
	Investments in investment funds, at fair value
           (cost: $69,297,529)  				$92,203,486
	Cash							    894,844
	Advanced contribution to investment fund                  1,900,000
                                                                  ---------
					Total assets		 94,998,330
                                                                  ---------
Liabilities
	Member redemptions payable				    244,219
        Due to investment advisor				    455,063
	Professional and administration fees payable		    238,368
	Advance member subscriptions				  1,381,075

                                                                  ---------
					Total liabilities	  2,318,725
                                                                  ---------
					Net assets		$92,679,605
                                                                  ---------
                                                                  ---------
Members' Equity - Net Assets
	Represented by:
	 Capital subscriptions - net				$69,773,649
	 Net unrealized appreciation on investments	  	 22,905,956
                                                                  ---------
	 Members' equity - net assets (equivalent to $165.69
	  per unit based on 559,372 units outstanding)	        $92,679,605
                                                                  ---------
                                                                  ---------

See accompanying notes to financial statements.

TORREY U.S. STRATEGY PARTNERS, LLC
Schedule of Investments in Investment Funds
March 31, 2007

								    Percentage
								      of net
Investment fund (a)			Cost		Fair value     assets	 Liquidity

Equity long/short hedged:
 Bay II Resource Partners,
   L.P.        				$6,000,000	9,832,376     10.61%   Quarterly
 Castlerock Partners, L.P.		5,750,000       6,027,359	6.50	 Annually
 Delta Onshore, L.P.			3,059,958       5,285,776       5.70	Quarterly
 Diker Micro and Small Cap
  Fund, LP				2,400,000	2,492,055	2.70 Semi-annually
 ICAP QP Absolute Return Fund, LP	3,100,000	3,452,186	3.72      Monthly
 Seligman Tech Spectrum Fund LLC	3,000,000	3,085,984	3.33      Monthly
 Seminole Small Cap Partners, L.P.	4,900,000	7,260,098	7.83 Semi-annually
 Sunbeam Opportunities Fund, LLC	6,650,000	6,502,845	7.02    Quarterly
 TCS Capital II, L.P.			4,000,000	5,916,721	6.38	 Annually
 TCS Capital, L.P.			3,750,000	7,104,912	7.67	 Annually
 Vardon Focus Fund, L.P.		7,000,000       8,742,313	9.43	Quarterly
 Whitney Green River Fund LP		2,000,000	2,132,911	2.30      Monthly
				      -----------     -----------      -------
	Strategy total		       51,609,958      67,835,536      73.19%
				      -----------     -----------      -------

Special situations/event driven:

 Courage Special Situations Fund,
   L.P. Class B				1,000,000	1,184,423	1.28	   Annually
 Courage Special Situations Fund,
   L.P. Class C				2,727,703	4,555,295	4.92	  Quarterly
				      -----------     -----------      -------
	Strategy total			3,727,703	5,739,718	6.20
				      -----------     -----------      -------

Event driven equity long/short:

 Jana Pirahna Partners, L.P.		8,659,868      12,024,950	12.78	  Quarterly
				      -----------     -----------      -------
	Strategy total			8,659,868      12,024,950	12.78
				      -----------     -----------      -------

Distressed securities:

 Schultze Master Fund, Ltd.		5,300,000	6,603,282	7.12 Semi-annually
				      -----------     -----------      -------
	Strategy total			5,300,000	6,603,282	7.12
				      -----------     -----------      -------

Total investments in investment
 funds 				      $69,297,529      92,203,486      99.29%
				      -----------     -----------      -------
				      -----------     -----------      -------

(a)All of the Fund's investments are considered to be illiquid because the investments can only be redeemed on a monthly, quarterly, semi-annual, or annual basis.

See accompanying notes to financial statements.

TORREY U.S. STRATEGY PARTNERS, LLC
Statement of Operations
March 31, 2007

Investment Income:
Interest income					$93,395
					      ---------
Total investment income				 93,395
					      ---------

Operating Expenses:
Management fee				      1,751,131
Insurance expense				 44,381
Investor servicing fees				129,590
Tax expense					 49,350
Professional and administrative fees:
 Administration 				 84,659
 Audit and tax preparation 			 59,887
 Board of Managers 				 30,000
 Compliance support				 87,074
 Legal						 42,561
 Other expenses					150,956
					      ---------
Total operating expenses		      2,429,589
					      ---------

Net investment loss			    (2,336,194)
					      ---------

Net realized and unrealized gain from investments:

Net realized gains from investments in
 investment funds			      2,601,794
Change in net unrealized appreciation from
 investments in investment funds	      6,762,785
					      ---------

Net realized and unrealized gain from
 investments				      9,364,579
					      ---------

Increase in members' equity - net
 assets derived from operations		     $7,028,385
					      ---------
					      ---------

See accompanying notes to financial statements.

TORREY U.S.STRATEGY PARTNERS, LLC
Statements of Changes in Members' Equity - Net Assets
Years ended March 31, 2007 and 2006

						  2007		  2006
                                                 -----------   ----------
Operations:

Net investment loss			      $(2,336,194)    (1,584,290)
Net realized gains from investments		 2,601,794	2,009,283
Change in net unrealized appreciation from
 investments in	investment funds		 6,762,785	8,866,064
                                                -----------   -----------
Increase in members' equity - net assets derived
 from operations				 7,028,385	9,291,057
                                                -----------   -----------

Capital Transactions:

Member subscriptions				22,953,501     19,142,429
Member interests repurchased		      (12,936,105)    (5,636,894)
                                                -----------   -----------
Increase in members' equity - net assets derived
from capital transactions		        10,017,396     13,505,535
                                                -----------   -----------

Net increase in members' equity - net assets	17,045,781     22,796,592

Members' equity - net assets at beginning
 of year					75,633,824     52,837,232
                                                -----------   -----------

Members' equity - net assets at end of year    $92,679,605     75,633,824
                                                -----------   -----------
                                                -----------   -----------

See accompanying notes to financial statements.

TORREY U.S. STRATEGY PARTNERS, LLC
Statement of Cash Flows
Year ended March 31, 2007

Cash flows from operating and investing activities:
Net increase in members' equity - net assets derived from
 operations							$7,028,385
Adjustments to reconcile net increase in members'
 equity - net assets derived from operations to net
  cash used in operating activities:
   Change in net unrealized appreciation from investments
    in investment funds					       (6,762,786)
   Net realized gain on investments in investment funds        (2,601,794)
   Proceeds from sales of investments in investment funds	12,914,133
   Purchases of investments in investment funds		      (23,050,000)
   Increase in advanced contributions to investment funds      (1,900,000)
   Decrease in due from investment funds			   274,677
   Increase in due to investment advisor                            55,488
   Increase in professional and administrative fees payable	   111,499
   Decrease in due from related-party investment fund            (834,175)
   Decrease in other accrued expenses				  (63,847)
                                                              ------------
	Net cash used in operating activities		      (14,828,420)
                                                              ------------

Cash flows from financing activities:
Proceeds from member subscriptions				21,885,147
Payments for member interests repurchased		      (12,798,125)
                                                              ------------
	Net cash provided by financing activities		 9,087,022
                                                              ------------
	Net decrease in cash			               (5,741,398)

Cash at beginning of year					 6,636,242
                                                              ------------
Cash at end of year						  $894,844
                                                              ------------
                                                              ------------

Noncash financing activities:
 Prior year advance members' subscriptions credited
  to members' equity						$2,449,430
 Member interests repurchased payable to members	           244,219

See accompanying notes to financial statements.

(1)	Organization

Torrey U.S. Strategy Partners, LLC, a Delaware limited liability company (the Fund), is registered under the Investment Company Act of 1940, and is a closed-end, nondiversified, management investment company. The Fund was formed on March 25, 2002, and commenced operations on September 1, 2002. The Fund's term is perpetual unless the Fund is otherwise dissolved under the terms of its limited liability company agreement.

The investment advisor of the Fund is Torrey Associates, LLC. As of March 31, 2007, the investment advisor held an interest in the Fund of $165,690.

The power to manage and control the business affairs of the Fund is vested in the Board of Managers, including the exclusive authority to oversee and to establish policies regarding the management, conduct, and operation of the business of the Fund. Investors may purchase units of the Fund through private placements. Investors may not be able to liquidate their investment other than as a result of repurchases of units by the Fund. The Board of Managers, from time to time and in their complete and exclusive discretion, may determine to cause the Fund to repurchase units.

(2)	Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles.

(a)	Investments in Investment Funds

Investments in investment funds are recorded as of the trade date.
These investments in investment funds are reported at fair value and are valued by the investment advisor in accordance with the Fund's limited liability company agreement and the valuation procedures
(the Valuation Procedures) set forth below or as may be determined from time to time pursuant to policies established by the Board of Managers. The investment advisor will value interests in investment funds at fair value, which ordinarily will be the value determined by the portfolio manager for each investment fund in accordance with the policies established by the relevant investment fund. Fair values of investments in these investment funds are generally determined by the investment advisor based on periodic financial information (including annual audited financial statements) obtained from investment funds. Realized gains and losses are recognized at the time of withdrawal from an investment fund. Partial withdrawals from an investment fund are allocated proportionately between the cost basis and realized gains and losses. Unrealized gains and losses are reflected in operations when changes between the carrying value and fair value of investment fund interests occur.

The Valuation Procedures that have been approved by the Board of Managers seek to ensure that the Fund is able to reliably determine the value of its investments in investment funds. In accordance with the Fund's
Valuation Procedures, in any instance in which the investment advisor has reason to believe that the current valuation of an interest in an investment fund does not represent the fair value of such interest, the investment advisor will promptly provide the Board of Mangers with its proposed valuation for that interest, on the basis of all relevant information available at the time, including independent appraisals if readily obtainable. The investment advisor will take steps to ascertain the fair value of an interest in an investment fund, by among other things, making appropriate inquires of the investment funds, seeking an independent appraisal or the investment fund of its holdings (to the extent feasible) and/or applying a discount or premium based on the investment advisor's professional opinion of market and other events and the investment advisor's current knowledge of the investment fund's current holdings.
Prior to investing in any investment fund, the investment advisor will conduct a due diligence review of the valuation methodology used by the investment fund, which as a general matter will use market value when available, and otherwise use principles of fair value that the investment advisor reasonably believes to be consistent with those used by the Fund for valuing its own investments. In the absence of specific transaction activity in a particular investment fund, the investment advisor will consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount.

All of the Fund's investments are considered to be illiquid because the investments can only be redeemed on a monthly, quarterly, semi annual, or annual basis. As such, the fair value may differ from the values that will be realized at the time of redemption, and the differences could be material. All investments in investment funds held by the Fund are considered unaffiliated investments.

(b)	Subscriptions and Repurchases

Member capital subscription requests may be accepted at such times as the Board of Managers may determine, subject to the receipt of funds on or before the acceptance date set by the Board of Managers. Generally, subscriptions are recorded in the capital accounts as of the beginning of the first business day of the month following the subscription. Any cash received by the Fund prior to this date is recorded as an advance member subscription liability until reflected in the capital accounts.

The Fund may repurchase units pursuant to written tenders by members. These repurchases are made at such times as determined by the Board of Managers. Generally, the Fund repurchases units from members two times each year, in June and December. On April 26, 2007, the Fund issued a tender offer to repurchase members' equity interests in the Fund in an amount up to 15% of the Fund's members' equity as of June 30, 2007.

(c)	Income Taxes

The Fund is not subject to income taxes; the individual members are required to report their distributive share of the Fund's realized income, gain, loss, deductions, or credits on their individual income tax returns.

(d)	Revenue and Expenses

Interest income is accrued as earned. Expenses are accrued as incurred. The Fund bears all of its general and administrative expenses.

(e)	Members' Equity - Net Assets

During the year ended March 31, 2007, net investment losses and realized gains of $2,336,194 and $2,601,794, respectively, have been reclassified to capital subscriptions - net in the members' equity - net assets section of the accompanying statement of assets and liabilities.

(f)	Profit and Loss Allocations

Profits and losses are allocated to the members in accordance with the terms of the limited liability company agreement. In general, each member shares in the profits and losses of the Fund in proportion to their respective interests in the Fund.

(g)	Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

The assets of the investee funds may consist of readily marketable securities, which are valued at quoted market prices. However, as the Fund does not directly invest in the underlying securities of the investee funds, and due to the restrictions on the transferability and timing of withdrawals from the investee funds, the amounts realized upon liquidation could differ from such reported values.

(h)	Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48 or the Interpretation), Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statement uncertain tax positions that the fund has taken or expects to take on a tax return.
FIN 48 requires that the tax effects of a position be recognized only if it is "more likely than not" to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position's sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund will be April 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the Fund's financial statements.

On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157, Fair Value Measurement (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact o the financial statements has not yet been determined.

(3)	Expenses of the Fund

The Fund bears all expenses in connection with the operation of the Fund. Expenses borne by the Fund include costs and expenses related to portfolio transactions and positions for the Fund's account, costs and expenses related to the establishment of any investments managed by sub-advisors, management fees, legal fees, accounting and administration fees, operational and compliance support fees and expenses, costs of insurance, organizational and registration expenses, offering costs, and expenses of meetings of managers and investors of the Fund.

The investment advisor is paid a management fee by the Fund as compensation for its services to the Fund at an annual rate of 2.00% of the Fund's net assets.

The management fee is payable quarterly in arrears calculated on the basis of net asset value as of the end of such quarter. Management fees totaled $1,751,131 for the year ended March 31, 2007.

The Fund pays the placement agent and the investment advisor a quarterly investor servicing fee at an annual rate of 0.10% and 0.05%, respectively, of the Fund's net assets as of each quarter end. Investor servicing fees totaled $129,590 for the year ended March 31, 2007.

The Fund reimburses the investment advisor for certain expenses incurred on behalf of the Fund. As of March 31, 2007, the Fund had accrued
$455,063 for amounts due to investment advisor for management fees, investor servicing fees, and reimbursable expenses.

At the discretion of the placement agent, investors may be charged a front-end sales charge in an amount up to 3% of the gross investment of each investor in the Fund. Placement agent fees charged directly to investors were $319,276 for the year ended March 31, 2007. Member subscriptions are shown net of placement agent fees in the accompanying statements of changes in members' equity - net assets.

The Fund has an agreement with an administration firm to perform certain financial, accounting, administrative, and other services on behalf of the Fund. In consideration for these services, the Fund pays the administration firm an annual fee of between 0.06% and 0.15% based on the net assets as of the beginning of each month. Administration fees totaled $84,659 for the year ended March 31, 2007.

The Fund pays each independent member of the Board of Managers an annual compensation of $15,000 per year. These fees totaled $30,000 for the fiscal year ended March 31, 2007.

The Fund has an agreement with a compliance support firm to perform certain operational and compliance support services on behalf of the Fund. In consideration for theses services, the Fund pays the compliance support firm an annual fee of 0.10% of the average net assets of the Fund, subject to a minimum monthly fee. Compliance support fees totaled $87,074 for the year ended March 31 2007.

The Fund is required to pay a state tax of $100 per member as of each calendar year end. For the year ended March 31, 2007, state tax expense of $49,350 was incurred by the Fund.

(4)	Investment Transactions

Aggregate purchases and sales of investment funds for the year ended March 31, 2007 amounted to $23,050,000 and $12,914,133, respectively.

Differences between book cost basis and tax cost basis can result from the realization for tax purposes of net investment income
(loss) and net realized gains (losses) allocated to the Fund from the underlying investments in investment funds. At March
31, 2007, the cost of the investments for federal income tax purposes was $76,961,950 and the accumulated net unrealized appreciation on investments was $15,241,535 consisting of $15,928,765 gross unrealized appreciation and $687,230 gross unrealized depreciation.

(5)	Members' Equity Unit Transactions

Transactions in units of members' equity were as follows:

						Years ended March 31
                                                --------------------
						2007		2006
                                               --------        ---------
Beginning units of members' equity		492,095		 394,797
                                               --------        ---------
Members' equity subscriptions			149,553		 137,830
Members' equity repurchases		       (82,276)	        (40,532)
                                               --------        ---------
Net change in units of members' equity		 67,277		  97,298
                                               --------        ---------
Ending units of members' equity			559,372		 492,095
                                               --------        ---------
                                               --------        ---------

(6)	Line of Credit

On May 23, 2006, the Fund entered into a loan and security agreement with Brown Brothers Harriman & Co. (BBH) for a committed revolving credit facility in an aggregate principal amount not to exceed $9,000,000 which expired on May 23, 2007. The line of credit is collateralized by its investments in certain underlying hedge funds that are acceptable to BBH with a minimum collateral to debt ratio at all times of 3 to 1. The interest rate is at the option of the Fund, either a floating base rate or a fixed rate which is LIBOR plus 2.50% (the rate was 8.25% at March 31, 2007). There were no borrowings on the line of credit at March 31, 2007.


(7)	Financial Highlights

					  March 31			September 1, 2002*-
				2007	    2006        2005     2004     March 31, 2003

Per unit operation performance:
(For a unit of members' equity
  outstanding throughout the
  period):
  Net asset value, beginning
    of the period           $153.70  133.83    123.52     102.31   100.00
  Income (loss) from
      investment operations:
 Net investment loss	      (3.99)    (3.53)     (3.64)     (3.74)         (2.54)
    Net realized/unrealized
             gain on
                investments	 15.98     23.40     13.95      24.95	      4.85

    Total from investment
               operations 	 11.99     19.87      10.31	21.21	     2.31

Net asset value, end of
    period	               $165.69    153.70     133.83    123.52	     102.31

Total return			7.80%     14.85%      8.35% 	20.73% 	      2.31%

Supplemental data:

Net assets, end of
   period               $92,679,605 75,633,824 52,837,232 33,483,256 20,106,726
Ratio to average net assets
              (annualized):
	Expenses		2.80%	    2.77%      2.99% 	 3.27% 	        3.71%
	Net investment loss    (2.69)	   (2.53)     (2.89)    (3.22)	       (3.68)
   Portfolio turnover rate      14.92	    31.24      28.77 	 23.64 		0.00

* Commencement of operations.

Total return, expense, and net investment loss ratios are calculated assuming that a member had been invested in the Fund for the entire period presented. Total return for fiscal 2003 is not annualized, but is presented for the period from inception (September 1, 2002) to March 31, 2003.
The expense ratios exclude indirect fees or expenses charged against the Fund's investment fund balances by the respective managers of the investment funds. An individual member's actual results may vary from those noted above based on the timing of capital transactions.


ITEM 2.   CODE OF ETHICS.
-------------------------

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics set forth in paragraph (b) of the general instructions to this item on Form N-CSR.

     (d) The registrant has not, during the period covered by this report, granted any waivers, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of the general instructions to this item on Form N-CSR.

     (f) The registrant will provide a copy of the code of ethics without charge, upon a written request to the registrant at 505 Park Avenue, 5th Floor, New York, NY 10022.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
------------------------------------------

The registrant's board of directors has determined that the registrant does not have an audit committee financial expert serving on its audit committee. While none of the members of the audit committee meet the qualifications of an "audit committee financial expert" as set forth in this Item, the registrant believes that the members of the audit committee have the overall background and understanding to review financial and audit related matters.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
------------------------------------------------

(a) AUDIT FEES - The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $37,000 for the fiscal year ending March 31, 2006 and $39,500 for the fiscal year ending March 31, 2007.

(b) AUDIT RELATED FEES - The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $5,877 for the fiscal year ending March 31, 2006 and $0 for the fiscal year ending March 31, 2007.

(c) TAX FEES - The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $60,960 for the fiscal year ending March 31, 2006 and $0 for the fiscal year ending March 31, 2007.

(d) ALL OTHER FEES - The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for the fiscal year ending March 31, 2006 and $0 for the fiscal year ending March 31, 2007.

(e)(2) The percentage of services described in each of paragraphs (b) through
    (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

    (b) 0%
    (c) 100%
    (d) N/A

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for the fiscal year ending March 31, 2006 and $0 for the fiscal year ending March 31, 2007.

(h) The registrant's Audit Committee has considered whether the provision of any non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to (c)(7)(ii) or Rule 2-01 of Regulation S-X is compatible with maintaining the independence of the registrant's principal accountant.

ITEM  5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
------------------------------------------------

Not applicable.


ITEM  6.  SCHEDULE OF INVESTMENTS.
----------------------------------

Included as part of the report to members filed under Item 1.


ITEM  7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
----------------------------------------------------------------
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------

PROXY VOTING PROCEDURES

A. General

The Board of Managers of Torrey U.S. Strategy Partners, LLC (the "Company") understands and appreciates the importance of ensuring that the Company's proxy voting procedures are clearly described to the Company and its investors. The Board of Managers of the Company has delegated the proxy voting authority for the Company to Torrey Associates, LLC (the "Adviser") and in this regard, the Form ADV of the Adviser contains a summary of the procedures outlined in Section E below.

The Adviser will vote any such proxies in the best interests of the Company and its investors and in accordance with the procedures outlined below.

It should be specifically noted that the Company invests solely (directly or indirectly) in private investment funds. As such, it is expected that proxies received by the Adviser will deal with matters related to the operative terms and business details of such private investment funds. The Adviser is not responsible for, and these procedures are not applicable to, proxies received by the investment managers of the underlying investment funds invested in by the Company (related to issuers invested in by such underlying investment funds). To the extent that the Company accesses an underlying investment manager through a separately-managed account, it is understood that voting discretion related to issuers held in such managed account will generally be held by such underlying investment managers (unless it is specifically noted otherwise where the Adviser will adopt detailed procedures to address such managed accounts, if any).

B. Procedures

(1) All proxies sent to the Company that are actually received by the Adviser (to vote on behalf of the Company) will be provided to the Company's Compliance Officer.

(2) The Compliance Officer will generally adhere to the following procedures (subject to limited exception in the sole discretion of the Adviser):

(a) A written record of each proxy received by the Adviser (on behalf of the Company) will be kept in the Adviser's files;

(b) The Compliance Officer will determine which of the Company holds an interest in the private investment fund to which the proxy relates;

(c) The Compliance Officer will call a meeting (which may be via telephone) of James A. Torrey, Richard F. Pitonzo and William G Mulligan (collectively referred to as "Proxy Voting Committee") and provide each member of the Proxy Voting Committee with:

(i) a copy of the proxy;

(ii) details of the Company to which the proxy is relevant pursuant to Section B(2)(b) above;

(iii) the amount of votes controlled by the Company; and

(iv) the deadline that such proxies need to be completed and returned to the private investment fund in question.

(d) Prior to voting any proxies, the Proxy Voting Committee will determine if there are any conflicts of interest related to the private investment fund proxy in question in accordance with the general guidelines in Section C below. If a conflict is identified, the Proxy Voting Committee will then make a determination (which may be in consultation with outside legal counsel) as to whether the conflict is material or not.

(e) If no material conflict is identified pursuant to these procedures, the Proxy Voting Committee will make a decision on how to vote the proxy in question in accordance with the guidelines set forth in Section D below. The Compliance Officer will deliver the proxy in accordance with instructions related to such proxy.

(f) Although not presently intended to be used on a regular basis, the Adviser is empowered to retain an independent third party to vote proxies in certain situations (including situations where a material conflict of interest is identified).

C. Conflicts of Interest

(1) Before voting any proxy, the Proxy Voting Committee will evaluate whether there is a conflict of interest between the Adviser and the Company. This examination will include (but will not be limited to) an evaluation of whether:

(a) The Adviser (or any affiliate of the Adviser) has any relationship with the private investment fund (or such fund's investment adviser or affiliate) to which the proxy relates outside an investment in such investment fund by the Company.

(2) If a conflict is identified and deemed "material" by the Proxy Voting Committee, the Adviser will determine whether voting in accordance with the proxy voting guidelines outlined in Section D below is in the best interests of the Company (which may include utilizing an independent third party to vote such proxies).

(3) With respect to material conflicts, the Adviser will determine whether it is appropriate to disclose the conflict to the Company (and indirectly, Investors) and give the Company the opportunity to vote the proxies in question itself (except as noted in Section C (4) below).

D. Voting Guidelines

(1) In the absence of specific voting guidelines mandated by a particular Advisory Client, the Adviser will vote proxies in the best interests of the Company (which theoretically could result in different voting results for the same issuer/private investment fund). Although voting certain proxies may be subject to the discretion of the Adviser, the Adviser is of the view that voting proxies in accordance with the following general guidelines is in the best interests of the Company:

(b) The Adviser will generally vote in favor of normal corporate housekeeping proposals including, but not limited to, the following:

(i) election of directors (where there are no related corporate governance issues);

(ii) selection or reappointment of auditors; or

(iii) increasing or reclassification of common stock.

(c) The Adviser will generally vote against proposals that:

(i) make it more difficult to replace members of the issuer's board of directors or board of managers; and

(ii) introduce unequal voting rights (although there may be regulatory reasons that would make such a proposal favorable to certain Advisory Clients of the Adviser).

(d) For proxies addressing any other issues (which may include proposals related to fees paid to investment managers of underlying investment funds, redemption rights provided by underlying investment funds, investment objective modifications, etc.), the Adviser shall determine (which may be based upon the advice of external lawyers or accountants) whether a proposal is in the best interest of the Company. In doing so, the Adviser will evaluate a number of factors which may include (but are not limited to): (i) the performance of the underlying investment fund in question; and
    (ii) a comparison of the proposed changes in terms to customary terms in the industry.

E. Disclosure of Procedures

A brief summary of these proxy voting procedures is included in the Adviser's Form ADV Part II and will be updated whenever these policies and procedures are updated. The Compliance Officer has sent a copy of this summary to the Company. The Company and its investors have been provided with contact information as to how the Company and its investors can obtain information about: (a) the details of the Adviser's procedures are (i.e., a copy of these procedures); and (b) how the Adviser has voted proxies that are relevant to the affected Company or investor. Any investor looking for information on how the Adviser has voted proxies that are relevant to the Company is invited to place a toll free call to the Advisor at 1-866-644-7800.

The Company will disclose its proxy voting procedures annually in Form N-CSR which is filed with the SEC. Form N-CSR also contains the procedures that the Company uses when a vote presents a conflict between the interests of shareholders and the Adviser. The Company will make such policies and procedures available on request by an investor that places a toll free call to the Advisor at 1-866-644-7800.

The Company will disclose in annual and semi-annual reports to shareholders the methods by which shareholder may obtain information on the Company's proxy voting information.

F. Record-Keeping Requirements

The Compliance Officer will be responsible for maintaining files relating to the Adviser's proxy voting procedures (which may be accomplished through the assistance of HedgeOp Compliance, LLC). Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of the Adviser. Records of the following will be included in the files:

(1) Copies of those proxy voting policies and procedures, and any amendments thereto;

(2) A copy of each proxy statement that the Adviser actually receives, provided, however that the Adviser may rely on obtaining a copy of proxy statements from the SEC's EDGAR system for those proxy statements that are so available;

(3) A record of each vote that the Adviser casts;

(4) A copy of any document that the Adviser created that was material to making a decision how to vote the proxies, or memorializes that decision (if any); and

(5) A copy of each written request for information on the Adviser voted such client's proxies and a copy of any written response to any request for information on how the Adviser voted proxies on behalf of the Company.

G. Form N-PX

The Company will be required to file Form N-PX, being a record of its proxy voting, on an annual basis for the period ended June 30 by no later than August 31 of each year. Form N-PX will disclose the following information:

* The name if the issuer of the portfolio security * The exchange ticker symbol
- if available * CUSIP - if available * Shareholder meeting date * A brief identification of the matter voted on * Whether the matter proposed by the issuer or a security holder * Whether the fund cast its vote * How the fund cast its vote * Whether the vote was cast in favor of management

ITEM  8.  Portfolio Managers of Closed-End Management Investment Companies.
--------------------------------------------------------------------------

(a)(2)(i) James A. Torrey (the "Portfolio Manager")

(a)(2)(ii)(A)-(B) As of March 31, 2007:
James A. Torrey
Registered Investment Companies: 2
Approximately $127.24 million in total assets
Other Pooled Investment Vehicles: 17
Approximately $972.76 million in total assets

(a)(2)(iii) As of March 31, 2007:
The Portfolio Manager manages eight advisory accounts which pay a portion of the management fee out of net profits of the advisory account, which may be characterized as a fee based on account performance.

Number of accounts to which the advisory fee is based on the performance of the account: 9
Total assets of accounts to which the advisory fee is based on the performance of the account: $505,000,000

(a)(2)(iv) The Portfolio Manager manages the assets of registered investment companies, private investment funds and individual accounts (collectively, the "Clients"). The Registrant has no interest in these activities. In addition, the Portfolio Manager may invest for his own accounts in various investment opportunities, including in investment partnerships, private investment companies or other investment vehicles in which the Registrant will have no interest.

The Portfolio Manager may determine that an investment opportunity in a particular investment vehicle is appropriate for a particular Client or for the Portfolio Manager, but not for the Registrant.

Situations may arise in which the Portfolio Manager or Clients have made investments which would have been suitable for investment by the Registrant but, for various reasons, were not pursued by, or available to, the Registrant.

The investment activities of the Portfolio Manager may disadvantage the Registrant in certain situations, if among other reasons, the investment activities limit the Registrant's ability to invest in an investment vehicle.

The Portfolio Manager is engaged in substantial activities other than on behalf of the Registrant and may have conflicts of interest in allocating their time and activity between the Registrant and the Clients. The Portfolio Manager will devote so much of his time to the affairs of the Registrant as in his judgment is necessary and appropriate.

(a)(3) As of March 31, 2007, the Portfolio Manager presently receives as compensation a fixed amount drawn from the Adviser's total revenues and other resources, including the management fees earned with respect to the Registrant.

(a)(4) The Portfolio Manager does not directly own any equity securities of the Registrant as of March 31, 2007. It should be noted, however, that as of March 31, 2007 the Adviser had $165,690 invested with the Registrant and the Portfolio Manager is an equity owner of the Adviser.

(b) N/A. Filing is an annual report.

ITEM  9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
---------------------------------------------

No purchases were made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a) under the Exchange Act, of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act.

ITEM  10.  SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM  11.  CONTROLS AND PROCEDURES.
-----------------------------------

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11.  EXHIBITS.
-------------------

The following exhibits are attached to this Form N-CSR:

     (a)(1)   Code of ethics.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.


     (b)      Not applicable.


				SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates as indicated.

(Registrant) TORREY U.S. STRATEGY PARTNERS, LLC
             ----------------------------------------------
By (Signature and Title)*   /s/ JAMES A. TORREY
                         -----------------------------
                           JAMES A. TORREY, Chief Executive Officer

Date June 12, 2007


    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates as indicated.

(Registrant) TORREY U.S. STRATEGY PARTNERS, LLC
             ----------------------------------------------
By (Signature and Title)*   /s/ RICHARD F. PITONZO
                         -----------------------------
                          RICHARD F. PITONZO, Principal Financial Officer

Date June 12, 2007
    -------------


* Print the name and title of each signing officer under his or her signature.